Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of financial assets
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2019
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$490	$490	$—	$—
Other long-term assets	$942	$—	$290	$652
Other long-term liabilities	$(207)	$—	$(112)	$(95)
Fixed rate long-term debt (6) (7)	$(14,110)	$(15,938)	$—	$—

	2018
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$524	$524	$—	$—
Other long-term assets	$964	$—	$373	$591
Other long-term liabilities	$(135)	$—	$(17)	$(118)
Fixed rate long-term debt (6) (7)	$(15,620)	$(15,952)	$—	$—

(1)
Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and purchase consideration payable).

(2)	There were no transfers between Level 1, 2 and 3 financial instruments.

(3)	The fair values of the investments are based on quoted market prices.

(4)	The fair value of the deferred purchase consideration included in other long-term liabilities is based on the present value of future cash payments.

(5)	The fair value of Redwater Partnership subordinated debt is based on the present value of future cash receipts.

(6)	The fair value of fixed rate long-term debt has been determined based on quoted market prices.

(7)	Includes the current portion of fixed rate long-term debt.
The carrying amounts of the Company’s financial instruments by category were as follows:

	2019
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,465	$—	$—	$—	$2,465
Investments	—	490	—	—	490
Other long-term assets	652	—	290	—	942
Accounts payable	—	—	—	(816)	(816)
Accrued liabilities	—	—	—	(2,611)	(2,611)
Other long-term liabilities (1)	—	(21)	(91)	(1,904)	(2,016)
Long-term debt (2)	—	—	—	(20,982)	(20,982)
	$3,117	$469	$199	$(26,313)	$(22,528)

	2018
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$1,148	$—	$—	$—	$1,148
Investments	—	524	—	—	524
Other long-term assets	591	12	361	—	964
Accounts payable	—	—	—	(779)	(779)
Accrued liabilities	—	—	—	(2,356)	(2,356)
Other long-term liabilities (1)	—	(17)	—	(118)	(135)
Long-term debt (2)	—	—	—	(20,623)	(20,623)
	$1,739	$519	$361	$(23,876)	$(21,257)

(1)	Includes $1,809 million of lease liabilities (December 31, 2018 – $nil) and $95 million of deferred purchase consideration payable over the next four years (December 31, 2018 – $118 million).

(2)	Includes the current portion of long-term debt.

Schedule of financial liabilities
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2019
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$490	$490	$—	$—
Other long-term assets	$942	$—	$290	$652
Other long-term liabilities	$(207)	$—	$(112)	$(95)
Fixed rate long-term debt (6) (7)	$(14,110)	$(15,938)	$—	$—

	2018
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3 (4) (5)
Investments (3)	$524	$524	$—	$—
Other long-term assets	$964	$—	$373	$591
Other long-term liabilities	$(135)	$—	$(17)	$(118)
Fixed rate long-term debt (6) (7)	$(15,620)	$(15,952)	$—	$—

(1)
Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and purchase consideration payable).

(2)	There were no transfers between Level 1, 2 and 3 financial instruments.

(3)	The fair values of the investments are based on quoted market prices.

(4)	The fair value of the deferred purchase consideration included in other long-term liabilities is based on the present value of future cash payments.

(5)	The fair value of Redwater Partnership subordinated debt is based on the present value of future cash receipts.

(6)	The fair value of fixed rate long-term debt has been determined based on quoted market prices.

(7)	Includes the current portion of fixed rate long-term debt.
The carrying amounts of the Company’s financial instruments by category were as follows:

	2019
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$2,465	$—	$—	$—	$2,465
Investments	—	490	—	—	490
Other long-term assets	652	—	290	—	942
Accounts payable	—	—	—	(816)	(816)
Accrued liabilities	—	—	—	(2,611)	(2,611)
Other long-term liabilities (1)	—	(21)	(91)	(1,904)	(2,016)
Long-term debt (2)	—	—	—	(20,982)	(20,982)
	$3,117	$469	$199	$(26,313)	$(22,528)

	2018
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Accounts receivable	$1,148	$—	$—	$—	$1,148
Investments	—	524	—	—	524
Other long-term assets	591	12	361	—	964
Accounts payable	—	—	—	(779)	(779)
Accrued liabilities	—	—	—	(2,356)	(2,356)
Other long-term liabilities (1)	—	(17)	—	(118)	(135)
Long-term debt (2)	—	—	—	(20,623)	(20,623)
	$1,739	$519	$361	$(23,876)	$(21,257)

(1)	Includes $1,809 million of lease liabilities (December 31, 2018 – $nil) and $95 million of deferred purchase consideration payable over the next four years (December 31, 2018 – $118 million).

(2)	Includes the current portion of long-term debt.

Schedule of information about financial instruments
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company’s consolidated balance sheets.

Asset (liability)	2019	2018
Derivatives held for trading
Foreign currency forward contracts	$(10)	$8
Natural gas AECO basis swaps	(8)	1
Natural gas AECO fixed price swaps	(3)	3
Crude oil WCS (1) differential swaps	—	(17)
Cash flow hedges
Foreign currency forward contracts	(91)	70
Cross currency swaps	290	291
	$178	$356

Included within:
Current portion of other long-term assets	$8	$92
Current portion of other long-term liabilities	(112)	(17)
Other long-term assets	282	281
	$178	$356

(1)	Western Canadian Select
The changes in estimated fair values of derivative financial instruments included in the risk management asset were recognized in the financial statements as follows:

Asset (liability)	2019	2018
Balance – beginning of year	$356	$101
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities	(13)	35
Foreign exchange	(231)	260
Other comprehensive income (loss)	66	(40)
Balance – end of year	178	356
Less: current portion	(104)	75
	$282	$281
Net loss (gain) from risk management activities for the years ended December 31 were as follows:

	2019	2018	2017
Net realized risk management loss (gain)	$64	$(99)	$(2)
Net unrealized risk management loss (gain)	13	(35)	37
	$77	$(134)	$35

Schedule of Derivative Financial Instruments Outstanding to Manage Commodity Price Risk [Table Text Block]
At December 31, 2019, the Company had the following derivative financial instruments outstanding to manage its commodity price risk:

	Remaining term			Volume	Weighted average price	Index
Natural Gas
AECO basis swaps	Jan 2020	–	Mar 2020	140,000 MMbtu/d	US$0.93	NYMEX
AECO fixed price swaps	Apr 2020	–	Oct 2020	102,500 GJ/d	$1.51	AECO

Schedule of derivative financial instruments
At December 31, 2019 the Company had the following cross currency swap contracts outstanding:

	Remaining term			Amount	Exchange rate (US$/C$)	Interest rate (US$)	Interest rate (C$)
Cross currency
Swaps	Jan 2020	–	Nov 2021	US$500	1.022	3.45%	3.96%
	Jan 2020	–	Mar 2038	US$550	1.170	6.25%	5.76%

Disclosure of financial instrument sensitivities
The following table summarizes the annualized sensitivities of the Company’s 2019 net earnings and other comprehensive income (loss) to changes in the fair value of financial instruments outstanding as at December 31, 2019, resulting from changes in the specified variable, with all other variables held constant. These sensitivities are prepared on a different basis than those sensitivities disclosed in the Company’s other continuous disclosure documents, are limited to the impact of changes in a specified variable applied to financial instruments only and do not represent the impact of a change in the variable on the operating results of the Company taken as a whole. Further, these sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities. In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear.

	2019		2018
	Increase (decrease) to net earnings	(Increase) decrease to other comprehensive loss	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income
Commodity price risk
Increase NYMEX/AECO basis US$0.10 MMBtu	$1	$—	$—	$—
Decrease NYMEX/AECO basis US$0.10 MMBtu	$(1)	$—	$—	$—
Increase AECO $0.10/Mcf (1)	$(1)	$—	$(1)	$—
Decrease AECO $0.10/Mcf (1)	$1	$—	$1	$—
Increase WCS differential US$1.00/bbl	$—	$—	$(5)	$—
Decrease WCS differential US$1.00/bbl	$—	$—	$5	$—
Interest rate risk
Increase interest rate 1%	$(48)	$(21)	$(33)	$(21)
Decrease interest rate 1%	$48	$24	$33	$25
Foreign currency exchange rate risk
Weakening of the Canadian dollar by US$0.01	$(103)	$—	$(114)	$—
Strengthening of the Canadian dollar by US$0.01	$100	$—	$113	$—

(1)	Movements in AECO are based on the Company's contracted AECO fixed price swap volumes at December 31, 2019 and 2018.

Schedule of maturity dates for financial liabilities
Scheduled debt repayments are as follows:

Year	Repayment
2020	$2,391
2021	$1,552
2022	$3,879
2023	$3,894
2024	$1,148
Thereafter	$8,226
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$816	$—	$—	$—
Accrued liabilities	$2,611	$—	$—	$—
Long-term debt (1)	$2,391	$1,552	$8,921	$8,226
Other long-term liabilities (2)	$370	$196	$436	$1,014
Interest and other financing expense (3)	$881	$813	$1,771	$4,856

(1)	Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.

(2)
Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $233 million; one to less than two years, $171 million; two to less than five years, $391 million; and thereafter $1,014 million.

(3)	Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2019.